Investments - Market value of investments listed in regulated stock markets (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments
Net carrying amount	€ 6,749	€ 9,035	€ 7,044
Joint ventures
Investments
Net carrying amount	€ 2,832	€ 4,592
Joint ventures | Saipem SpA
Investments
Number of shares held	308,767,968
% of the investment	31.08%	30.99%
Share price	€ 2.205
Market value	€ 681
Net carrying amount	€ 908	€ 1,250